CONCENTRATIONS OF RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Revenues	$ 15,125,369	$ 15,398,990	$ 24,412,943
Percentage of revenues	35.00%	35.00%	45.70%
Customer A [Member]
Concentration Risk [Line Items]
Revenues	6,098,923	6,283,257	6,864,028
Percentage of revenues	14.00%	14.00%	13.00%
Customer B [Member]
Concentration Risk [Line Items]
Revenues	4,753,461	4,764,066	6,701,160
Percentage of revenues	11.00%	11.00%	12.70%
Customer C [Member]
Concentration Risk [Line Items]
Revenues	4,272,985	4,351,667	5,463,218
Percentage of revenues	10.00%	10.00%	10.00%
Customer D [Member]
Concentration Risk [Line Items]
Revenues			$ 5,384,537
Percentage of revenues			10.00%